Other Income (Tables)	12 Months Ended
Dec. 31, 2025
Other Income [Abstract]
Schedule of Other Income
	Financial Years ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Foreign exchange gain	3	5	—
Interest income	250	183	63
Shipping charges reimbursed	—	50	141
Gain on disposal of property	—	177	—
Other income	2	5	2
Total	255	420	206